Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2018	Mar. 31, 2018
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 13,863,884	¥ 14,100,909
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities	[1]	356,569	233,760
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		214,480	88,017
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 142,089	¥ 145,743

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥214,480 million and ¥142,089 million, respectively, at September 30, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.